SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF MAJOR SUBSIDIARIES AND CONSOLIDATED VARIABLE INTEREST ENTITIES

The following table lists major subsidiaries and the consolidated VIEs of the Company as of December 31, 2022:

	Palace of Incorporation	Percentage of ownership
Beijing Ronglian Yitong Information Technology Co., Ltd.	PRC	VIE
Beijing Ronglian Qimo Technology Co., Ltd.	PRC	100%
Beijing Ronglian Guanghui Technology Co., Ltd.	PRC	100%
Beijing Baiyi High-tech Information Technology Co., Ltd.	PRC	100%
Beijing Ronglian Huitong Technology Information Co., Ltd.	PRC	100%
Shenzhen Zhongtian Wangjing Technology Co., Ltd.	PRC	100%
Cloopen Japan Co., Ltd.	Japan	100%
Anxun Guantong (Beijing) Technology Co., Ltd.	PRC	100%
Cloopen limited	HK	100%

SCHEDULE OF CASH ON HAND AND CASH AT BANK

Cash consists of cash on hand and cash at bank. Cash at bank are deposited in financial institutions at below locations:

	December 31,
	2021	2022
	RMB	RMB
Cash on hand	28	23
Cash balances include deposits in: Financial institutions in the mainland of the PRC
—Denominated in Renminbi (“RMB”)	224,984	209,053
—Denominated in US$	121,721	142,257
—Denominated in Hong Kong S.A.R. Dollar (“HKD”)	16	-
Total cash balances held at mainland PRC financial institutions	346,721	351,310
Financial institutions in Hong Kong Special Administrative Region (“HKSAR”)
—Denominated in HKD	5,942	-
—Denominated in US$	192,427	105,357
—Denominated in RMB	64,726	-
Total cash balances held at HKSAR financial institutions	263,095	105,357
Financial institutions in Japan
—Denominated in Japanese Yen	8,890	53,464
Total cash balances held at Japan financial institutions	8,890	53,464
Financial institutions in Malaysia
—Denominated in Malaysian Ringgit	105	328
—Denominated in US$	3,912	3,099
Total cash balances held at Malaysia financial institutions	4,017	3,427
Financial institutions in Singapore
—Denominated in SGD	322	7,513
— Denominated in United Stated Dollars (“USD”)	-	301
Total cash balances held at Singapore financial institutions	322	7,814
Financial institutions in the United States
—Denominated in USD	31,893	5,047
Total cash balances held at the United States financial institutions	31,893	5,047
Financial institutions in the Philippines
—Denominated in PHP	1,213	-
Total cash balances held at the Philippines financial institutions	1,213	-
Financial institutions in Korean
— Denominated in Korean Won (“KRW”)	-	298
Total cash balances held at Korean financial institutions	-	298
Total cash balances held at financial institutions	656,151	526,717
Total cash balances	656,179	526,740

SCHEDULE OF TERM DEPOSITS MAINTAINED AT BANKS	Term deposits maintained at financial institutions consist of the following:
	2021	2022
	RMB	RMB
US$ denominated bank deposits with financial institutions in the PRC	1,609,864	915,845

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT

The estimated useful lives are as follows:

Computer and office equipment	3-5 years
Furniture and fixtures	3-5 years
Motor vehicles	4-5 years
Buildings	20 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS

The estimated useful lives of intangible assets are as follows:

Software copyrights	8 years
Telecommunication business operation licenses	3-5 years
Technology	6-10 years
Non-compete arrangements	4-7 year
Customer relationship	3-10 years
Trademark	10 years
Order backlogs	1-4 years
Software	3-8 years

SCHEDULE OF CONSOLIDATED BALANCE SHEET FOR ADOPTION

The effect of the changes made to the Company’s consolidated balance sheet as of January 1, 2022 for the adoption of ASU 2016-02 is as follows:

	Balance as of	Adjustments due	Balance as of
	December 31,	to the adoption of	January 1,
	2021	ASU 2016-02	2022
	RMB	RMB	RMB
ASSETS
Prepayments and other current assets	136,665	(2,663)	134,002
Operating lease right-of-use assets	-	34,948	34,948
LIABILITIES
Operating lease liabilities-current	-	(20,405)	(20,405)
Operating lease liabilities-non current	-	(11,882)	(11,882)

The impact of adopting ASU 2016-02 on the Company’s consolidated balance sheet as of December 31, 2022 are as follows:

			Adjustments due
			to the adoption of
	As reported	Legacy GAAP	ASU 2016-02
	RMB	RMB	RMB
ASSETS
Prepayments and other current assets	108,129	(109,489)	(1,360)
Operating lease right-of-use assets	16,342	-	16,342
LIABILITIES
Operating lease liabilities-current	(10,162)	-	(10,162)
Operating lease liabilities-non current	(6,448)	-	(6,448)